NET REVENUES	12 Months Ended
Dec. 31, 2025
NET REVENUES
NET REVENUES
13.	NET REVENUES

Disaggregation of revenues

As disclosed in Note 2(l), the Group recognizes product revenue at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. The Group service revenue is recognized over time when the customer simultaneously receives and consumes the benefits provided by the Group’s performance.

13.	NET REVENUES (Continued)

Disaggregation of revenues (Continued)

All of the Group’s revenues for the years ended December 31, 2023, 2024 and 2025 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Years Ended December 31,
	2023	2024	2025
Product Revenues	14,841,910	14,294,740	12,470,647
B2C Business	357,975	261,197	223,217
B2B Business	14,483,935	14,033,543	12,247,430
Service Revenues	106,219	106,509	85,376
MP Service	70,271	65,536	56,749
Other Services	35,948	40,973	28,627
Total	14,948,129	14,401,249	12,556,023

The revenues by different product groups and services have been disclosed in Note 2(ac).

Contract balance

The typical contract term of MP Service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2024 and 2025 was insignificant.

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheets. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2023	536,823	124,995
Increase/(decrease), net	(123,722)	24,692
Ending Balance as of December 31, 2024	413,101	149,687
Increase/(decrease), net	(153,415)	(40,741)
Ending Balance as of December 31, 2025	259,686	108,946

Revenues with amount of RMB124,995 and RMB149,687 were recognized in the years ended December 31, 2024 and 2025, respectively that were included in the balance of advance from customers at the beginning of each year. The Group expected that RMB108,946 will be recognized in one month after year end.